Income Taxes (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016	Apr. 01, 2017
Income Tax Disclosure [Abstract]
Domestic entities				$ 454		$ (157)	$ (222)
Entities outside the United States				850		(17)	232
Income (loss) from continuing operations, before taxes	[1]			$ 1,304	[2]	$ (174)	$ 10
Income Tax Contingency [Line Items]
Statutory rate				31.50%		35.00%	35.00%
Provisional deferred income tax benefit			$ 320	$ 338
Deferred tax liability, provisional income tax (expense) benefit			320	338
Period adjustment, income tax expense (benefit)		$ 18
Provisional income tax expense for transition tax			386	361
Transition tax, period adjustment, income tax expense (benefit)		25
Transition tax, provisional liability		361		361
Undistributed accumulated earnings of foreign subsidiary, withholding taxes		12	8	12
Undistributed accumulated earnings of foreign subsidiary, state taxes		7	27	7
Undistributed accumulated earnings of foreign subsidiary, period adjustment, income tax expense (benefit)		16
Executive compensation, provisional income tax expense (benefit)		2
Capital expensing, provisional income tax expense (benefit)				(87)
Capital expensing, income taxes payable, provisional income tax expense (benefit)				(87)
Non-current transition tax included in current provision (benefit)		332		332
Interest and penalties for uncertain tax positions included in current provision (benefit)				2		$ (9)	$ (4)
Deferred tax liability		1,044		1,044		430
Distributed earnings				153
Dividend distribution tax expense (benefit)				31
Tax indemnification receivable		74		74
Tax indemnification payable		162		162
Valuation allowance		1,440		1,440		1,094
Net increase in deferred tax asset valuation allowance				$ 346
Holiday tax incentives in India
Income Tax Contingency [Line Items]
Additional year of tax holiday extension				2026
Income tax holiday				$ 5		$ 1	$ 2
Income tax holiday (in dollars per share)				$ 0.02		$ 0.01	$ 0.02
Internal Revenue Service
Income Tax Contingency [Line Items]
Liability for uncertain tax positions that if recognized would affect the effective tax rate		170		$ 170		$ 149	$ 122
Hewlett Packard Enterprise Services
Income Tax Contingency [Line Items]
Accrued income taxes								$ 27
Net uncertain tax positions								110
Other tax payables								75
Other tax receivables								212
Net increase in deferred tax asset valuation allowance				287
Hewlett Packard Enterprise Services | Domestic Tax Authority
Income Tax Contingency [Line Items]
Deferred tax liability		554		554				542
India
Income Tax Contingency [Line Items]
Undistributed accumulated earnings of foreign subsidiary, dividend distribution tax		80	$ 80	80
Deferred tax liability		80		80				$ 50
Provisional unrecognized deferred tax liability		30		30
Currency Translation Adjustment | Luxembourg
Income Tax Contingency [Line Items]
Net increase in deferred tax asset valuation allowance				152
USPS Separation | Discontinued Operations [Member]
Income Tax Contingency [Line Items]
Uncertain tax position liabilities		60		60
Income tax receivable		$ 162		$ 162

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.